Consolidated Joint Ventures (Details) $ in Thousands		1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 03, 2019 USD ($)	Feb. 05, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) joint_venture rig	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Percent of interest in joint ventures					50.00%
Number of joint ventures | joint_venture					2
Number of Bully-class drillships | rig					2
Percentage of dividends paid to joint venture partner					50.00%
Loss on impairment		$ 0	$ 0	$ 1,119,517	$ 3,915,408	$ 615,294	$ 802,133
Noble Bully II
Schedule of Equity Method Investments [Line Items]
Loss on impairment						595,500
Noble Bully II Attributable To Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Loss on impairment						265,000
Noble Bully I
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Noble Bully II
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Bully Joint Venture
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Interest in Joint Venture	$ 106,700
Dividends approved and paid						$ 50,200	55,200
Loss on impairment							250,300
Floaters | Bully Joint Venture
Schedule of Equity Method Investments [Line Items]
Loss on impairment							$ 550,300
Subsidiary Of Royal Dutch Shell PLC
Schedule of Equity Method Investments [Line Items]
Proceeds from contract termination	$ 166,900